PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 188,233	$ 184,934
Accumulated depreciation	114,338	108,356
Depreciated cost	73,895	76,578
Buildings and land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	83,353	83,436
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	60,706	59,047
Network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	37,357	35,749
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,965	3,911
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	259	266
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,593	$ 2,525